Consolidated Statement of Stockholders' Deficit (Parenthetical)	12 Months Ended
Sep. 30, 2017 $ / shares
Statement of Stockholders' Equity [Abstract]
Consideration price per share	$ 0.001
Stock split	stock 1:25 split